13. Stock and Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
One to Four Family Residential, real estate secured impaired loans, fair value disclosure
Income available to common stockholders	$ 2,526	$ 1,482
Weighted average shares outstanding	6,964	5,011
Shares outstanding including assumed conversion	9,056	5,011
Basic earnings per share	$ 0.36	$ 0.30
Fully diluted earnings per share (including convertible preferred shares oustanding)	$ 0.28	$ 0.30